Income Tax Expense (Details 3) $ in Thousands	Dec. 31, 2018 CAD ($)
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 40,650
Canada [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	40,650
Canada [Member] | 2033
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,952
Canada [Member] | 2034
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	9,351
Canada [Member] | 2035
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,685
Canada [Member] | 2036
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,643
Canada [Member] | 2037
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	8,302
Canada [Member] | 2038
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 7,717